Rachael M. Zufall Senior Director & Associate General Counsel 8500 Andrew Carnegie Boulevard Charlotte, NC 10017 T 704 988-4446 F 704 988-1615 rzufall@tiaa-cref.org

October 17, 2013

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	TIAA-CREF Life Funds Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A (File Nos. 333-61759 and 811-08961)

Ladies and Gentlemen:

On behalf of the TIAA-Life Funds (the “Funds”), we are attaching for filing Post-Effective Amendment No. 26 to the above-captioned registration statement on Form N-1A (“Amendment No. 26”), including exhibits. The main purpose of Amendment No. 26 is to make the initial 485A filing needed to launch one new series, the Balanced Fund.

If you have any questions regarding this filing, please do not hesitate to call me at (704) 988-4446.

Sincerely,

/s/ Rachael M. Zufall
Rachael M. Zufall

cc: Stewart P. Greene